Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net loss	$ (16,846)	$ (17,506)	$ (17,289)	$ (17,355)	$ (34,352)	$ (34,644)
Net loss attributable to ordinary shareholders—basic and diluted	$ (16,846)		$ (17,289)		$ (34,352)	$ (34,644)
Weighted-average number of ordinary shares used in net loss per share - basic	39,899,944		39,104,375		39,816,528	38,998,686
Weighted-average number of ordinary shares used in net loss per share - diluted	39,899,944		39,104,375		39,816,528	38,998,686
Net loss per share-basic	$ (0.42)		$ (0.44)		$ (0.86)	$ (0.89)
Net loss per share-diluted	$ (0.42)		$ (0.44)		$ (0.86)	$ (0.89)